THOMPSON	ATLANTA CINCINNATI COLUMBUS NEW YORK
HINE	BRUSSELS CLEVELAND DAYTON WASHINGTON, D.C.

May 2, 2008

Mr. Larry L. Greene Senior Counsel Office of Disclosure and Review Division of Investment Management United States Securities and Exchange Commission 450 Fifth Street, N.W. Washington, D.C. 20549

Re:

Davlin Philanthropic Funds

File Nos. 333-149064, 811-22178 (the "Fund")

Dear Mr. Greene:

On behalf of the Fund, we hereby submit Pre-Effective Amendment No. 1 to the Fund’s Registration Statement.  On February 5, 2008, Davlin Philanthropic Funds filed its  Registration Statement (“Registration Statement”) on Form N-1 A under the Securities Act of 1933 ("Securities Act") and the Investment Company Act of 1940 ("1940 Act").  The Fund received written comments from you by a letter dated  March 20, 2008, and we responded on behalf of the Fund by a letter dated April 8, 2008.  Your additional comments (received by telephone) and our response to your comments are set forth below.  The Pre-Effective Amendment is marked to show all changes to the Registration Statement.  The Fund has authorized me to request that the Commission accelerate the effective date of the registration of the Trust’s shares to 1:00 p.m. on May 7, 2008, or the earliest practical time thereafter.

Comment No. 1:  Please review the Registration Statement for language that might imply that investors select the charities to which the Foundation makes donations and revise to clarify that investors do not select the charities.

Response:  To be certain investors are not confused, a sentence regarding this issue has been added to the principal strategy section.  In addition, the charitable Designation Risk has been revised to clarify this point.

Comment No. 2:  Please disclose to the staff whether the Fund will undertake to revise the Prospectus if the Fund's portfolio focuses its investments in an industry or group of industries that warrants additional disclosure of risks.

Response:  The Fund has agreed to revise the Prospectus if the Fund focuses its investments and additional risks are material to investors.

Comment No. 3:  The Prospectus discloses that, pending investment, or when investment opportunities are limited, the Fund may invest in cash.  Please disclose the time limits for holding such positions.

Response:  The reference to limited opportunities has been deleted.  The disclosure has been revised to limit cash “pending investment” to 30 days.

Comment No. 4:  Please clarify whether it is acceptable to provide an account application either before or at the same time the account is opened.

Response:  The Prospectus has been revised as requested.

Comment No. 5:  In response to the staff's initial comments to the Registration Statement, the Registrant explained that the charitable contributions are deducted from the Fund's assets to determine net asset value, as is consistent with all liabilities.  Please provide the substance of this response in the Prospectus.

Response:  The second paragraph of the section titled “Purchasing Shares” has been revised as requested.

Comment No. 6:  In the section title "Valuing the Fund's Assets," clarify the pricing methodology used for exchange traded funds.

Response:  The Prospectus has been revised as requested.

Comment No. 7:  If the cost of reverse repurchase agreements is excluded from the Adviser's expense limitation obligation, add reverse repurchase agreements to the list of excluded expenses.

Response:  Revised repurchse agreements have been added to the list of excluded expenses.

Comment No. 8:  Revise the disclosure subcaptioned "Corporate Debt" by disclosing how the Fund uses these investments in a manner consistent with a stated goal of long-term capital appreciation.  Add similar information with respect to high yield securities, short sales and U.S. government securities.

Response:  Disclosure has been added with respect to each such strategy that investment by the Fund may produce positive returns but may not be entirely consistent with the Fund’s investment objective of capital appreciation.

Comment No. 9:  Please confirm that there are no arrangements or understandings or affiliations with the exchange traded funds in which the Fund will invest.

Response:  The Fund’s adviser has confirmed that there are no such affiliations.

Comment No. 10:  Disclose the extent to which the Fund will invest in underlying funds as a percentage of assets.  In addition, clarify that the Fund may invest in any or all of the various types of investment companies.

Response:  The SAI has been revised to disclose that the Fund may invest up to 50% of its total assets in underlying funds.  In addition, the disclosure has been revised to clarify that the Fund may invest in all types of underlying funds and not be limited to those described in the SAI.

Comment No. 11:  Please review the disclosure related to ongoing arrangements for the disclosure of portfolio holdings and conform to the requirements of Item 11(f)(2).

Response No. 11:  Because the Fund is a new Fund, there are currently no arrangements to provide portfolio holdings information to any party other than the Fund's services providers for purposes of carrying out the essential operations of the Fund.  Nevertheless, the Fund has provided the information required by Item 11(f)(2) of Form N-1A generally describing the parties with whom the information is shared, that there is no compensation or other consideration exchanged in connection with the sharing of the information, the conditions of confidentiality placed on the parties receiving the information, the frequency and lag time associated with the sharing of the information and the fact that the Fund's Board must approve any additional arrangements for the sharing of portfolio holdings information.

The Fund has authorized us to acknowledge on its behalf that:

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the Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

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should the Commission or the staff, acting pursuant to delegated authority, declare the filings effective, it does not foreclose the Commission from taking any action with respect to the filings;

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the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filings; and

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the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or additional comments, please call the undersigned at 513-352-6725.

Sincerely,

/s/ JoAnn Strasser

JoAnn M. Strasser